Foreclosed Assets (Tables)	12 Months Ended
Dec. 31, 2021
Foreclosed Assets
Schedule of Roll Forward of Foreclosed Assets

Roll forward of foreclosed assets for the years ended December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Beginning balance	$4,449	$4,916
Additions from loans	791	2,118
Additions for construction/development	818	1,410
Sale proceeds	(3,418)	(3,697)
Loss on foreclosure	(47)	(54)
Loss on sale of foreclosed assets	(92)	(102)
Gain on foreclosure	67	52
Gain on sale of foreclosed assets	166	160
Impairment loss on foreclosed assets	(10)	(290)
Impairment loss on foreclosed assets due to COVID-19	-	(64)
Ending balance	$2,724	$4,449